Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes [Abstract]
Income taxes
22.

Income taxes
A.

Significant components of deferred tax assets and liabilities
Recognized in earnings As at December 31
2023 2022 2023 2022
Assets
Property, plant and equipment $ 67,736 $ 84,668 $ 515,872 $ 448,136
Provision for reclamation (4,157) (3,817) 199,659 203,816
Inventories 3,292 1,689 11,540 8,248
Foreign exploration and development (51) (1,816) 2,589 2,641
Income tax losses (gains) (141,907) (66,227) 93,776 235,683
Defined benefit plan actuarial losses - - 4,279 2,698
Long-term investments and other (17,704) (2,355) 65,145 82,849
Deferred tax assets (92,791) 12,142 892,860 984,071
Liabilities
Property, plant and equipment - - - -
Inventories - - - -
Deferred tax liabilities - - - -
Net deferred tax asset (liability) $ (92,791) $ 12,142 $ 892,860 $ 984,071
Deferred tax allocated as 2023 2022
Deferred tax assets $ 892,860 $ 984,071
Deferred tax liabilities - -
Net deferred tax asset

$ 892,860 $ 984,071
Cameco has recorded a deferred tax asset of $ 892,860,000

(2022 - $
984,071,000 ). The realization of this deferred tax asset is dependent upon the generation of future taxable income in certain jurisdictions during the periods in which the Company’s deferred tax assets are available. The Company considers whether it is probable that all or a portion of the deferred tax assets will not be realized. In making this assessment, management considers all available evidence, including recent financial operations, projected future taxable income and tax planning strategies. Based on projections of future taxable income over the periods in which the deferred tax assets are available, realization of these deferred tax assets is probable and consequently the deferred tax assets have been recorded.
B.

Movement in net deferred tax assets and liabilities
2023 2022
Deferred tax asset at beginning of year $ 984,071 $ 937,579
Recovery (expense) for the year in net earnings (92,791) 12,142
Recovery for the year in equity - 11,593
Recovery for the year in purchase price equation - 28,196
Recovery (expense) for the year in other comprehensive income 1,581 (5,440)
Effect of movements in exchange rates (1) 1
End of year $ 892,860 $ 984,071
C.

Significant components of unrecognized deferred tax assets
2023 2022
Income tax losses $ 357,148 $ 337,749
Property, plant and equipment 2,299 2,297
Provision for reclamation 68,038 78,336
Long-term investments and other 127,420 18,628
Total $ 554,905 $ 437,010
D.

Tax rate reconciliation
The provision for income taxes differs from the amount computed by applying the combined expected federal and provincial income tax rate to earnings before income taxes. The reasons for these differences are as follows:
2023 2022
Earnings before income taxes and non-controlling interest $ 487,153 $ 84,795
Combined federal and provincial tax rate 26.9% 26.9%
Computed income tax expense 131,044 22,810
Increase (decrease) in taxes resulting from:
Difference between Canadian rates and rates
applicable to subsidiaries in other countries 2,990 8,986
Change in unrecognized deferred tax assets 16,759 1,234
Income in equity-accounted investees (41,519) (25,264)
Change in uncertain tax positions (9,331) (6,282)
Bargain purchase gain - (6,129)
Other taxes 11,709 -
Foreign exchange permanent differences 12,044 (2,487)
Other permanent differences 2,641 2,663
Income tax expense (recovery) $ 126,337 $ (4,469)
E.

Earnings and income taxes by jurisdiction
2023 2022
Earnings (loss) before income taxes
Canada $ 562,139 $ 99,944
Foreign (74,986) (15,149)
$ 487,153 $ 84,795
Current income taxes
Canada $ 26,230 $ 2,260
Foreign 7,316 5,413
$ 33,546 $ 7,673
Deferred income taxes (recovery)
Canada $ 104,885 $ (10,178)
Foreign (12,094) (1,964)
$ 92,791 $ (12,142)
Income tax expense (recovery) $ 126,337 $ (4,469)
F.

Reassessments
Canada
On February 18, 2021, the Supreme Court of Canada (Supreme Court) dismissed Canada Revenue Agency’s (CRA)
application for leave to appeal the June 26, 2020 decision of the Federal Court of Appeal (Court of Appeal). The dismissal means that the dispute for the 2003, 2005 and 2006 tax years is fully and finally resolved in the Company’s favour.
In September 2018, the Tax

Court of Canada (Tax Court) ruled that the marketing and trading structure involving foreign subsidiaries, as well as the related transfer pricing methodology used for certain intercompany uranium sales and purchasing agreements, were in full compliance with Canadian law for the tax years in question. Management believes the principles in the decision apply to all subsequent tax years, and that the ultimate resolution of those years will not be material to Cameco’s financial position, results of operations or liquidity in the year(s) of resolution. Due to a revised CRA reassessment position for certain years, CRA has released approximately $ 86,000,000

of cash held on account (see note 11).
As CRA continues to pursue reassessments for tax years subsequent to 2006, Cameco is utilizing its appeal rights under
Canadian federal and provincial tax rules.
G.

Income tax losses
At December 31, 2023, income tax losses carried forward of $ 1,760,518,000

(2022 - $
2,171,825,000 ) are available to reduce
taxable income. These losses expire as follows:
Date of expiry Canada US
Other

Total
2026 $ - $ - $ 14,382 $ 14,382
2027 - - 239 239
2028 - - 62 62
2029 47 - 12,273 12,320
2030 - - 42,357 42,357
2031 - 21,268 - 21,268
2032 272 22,905 - 23,177
2033 - 35,206 - 35,206
2034 - 16,340 4,557 20,897
2035 - 7,448 7,283 14,731
2036 - 45,551 5,737 51,288
2037 27 34,120 3,005 37,152
2038 - - 322 322
2039 953 - 141 1,094
2040 3,110 - 372 3,482
2041 77 - - 77
2042 50 - - 50
2043 71 - - 71
No expiry - 446,639 1,035,704 1,482,343
$ 4,607 $ 629,477 $ 1,126,434 $ 1,760,518
Included in the table above is $ 1,447,529,000

(2022 - $
1,329,261,000 ) of temporary differences related to loss carry forwards where no future benefit has been recognized.